August 31, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Sustainable Aware Advantage International Equity Fund and

BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund,

each a series of BlackRock FundsSM, Post-Effective Amendment No. 1309 to

the Registration Statement on Form N-1A (Securities Act File No. 33-26305,

Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Sustainable Aware Advantage International Equity Fund and BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 1309 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 1309 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on August 25, 2026.

Sincerely,

BlackRock Funds

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant